As filed with the Securities and Exchange Commission on August 24, 2012

Investment Company Act File No. 811-21364; Securities Act File No. 333-105659

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

POST-EFFECTIVE AMENDMENT No. 26 ☒

and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 28 ☒

SCHRODER GLOBAL SERIES TRUST

875 Third Avenue, 22nd Floor, New York, New York 10022

(212) 641-3800

Carin F. Muhlbaum, Esq.

Schroder Investment Management North America Inc.

875 Third Avenue, 22nd Floor,

New York, New York 10022

Copies to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	On September 26, 2012 pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate September 26, 2012, as the new effective date for post-effective amendment No. 25 filed pursuant to Rule 485(a) under the Securities Act on June 28, 2012.  This post-effective amendment No. 26 is not intended to amend or supersede any information contained in post-effective amendment No. 25.

This post-effective amendment No. 26 relates to a new share class (Institutional Service Shares) to Schroder Global Value Fund and Schroder Global Quality Fund (collectively, the “Funds”). Except as otherwise indicated, post-effective amendment No. 26 does not delete or supersede any prospectus or statement of additional information for any other series of the Trust. The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

SCHRODER GLOBAL SERIES TRUST

Part A.         INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of post-effective amendment No. 25 to the registration statement on Form N-1A of Schroder Global Series Trust (the “Registrant”) under the Securities Act of 1933, as amended, and amendment No. 27 to the Registrant’s registration statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on June 28, 2012 (“Amendment No. 25/27”).

Part B.         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 25/27 to the Registrant’s registration statement on Form N-1A filed with the SEC on June 28, 2012.

Part C.       OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 25/27 to the Registrant’s registration statement on Form N-1A filed with the SEC on June 28, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York, on this 24th day of August, 2012.

SCHRODER GLOBAL SERIES TRUST

By:	/s/ Mark A. Hemenetz
	Name:	Mark A. Hemenetz
	Title:	President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on August 24, 2012.

Principal Executive Officer

By:	/s/ Mark A. Hemenetz
	Name:	Mark A. Hemenetz
	Title:	President and Principal Executive Officer

Principal Financial and Accounting Officer

By:	/s/ Alan M. Mandel
	Name:	Alan M. Mandel
	Title:	Treasurer & Principal Financial and Accounting Officer

*Jay S. Calhoun, Trustee

*Margaret M. Cannella, Trustee

*Mark D. Gersten, Trustee

*Catherine A. Mazza, Trustee

By:	/s/ Alan M. Mandel
Alan M. Mandel, Attorney-in-Fact*

*	Pursuant to powers of attorney previously filed as exhibits to this Registration Statement.